MARKETABLE SECURITIES (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Schedule of Available-for-sale Securities [Line Items]
Long-term - security bond Maturity year	[1]	Perpetual
Short-term - security bond	[2]	$ 5,151	$ 5,038
Long-term - security bond	[1]	1,441	1,574
Municipal bond [Member]
Schedule of Available-for-sale Securities [Line Items]
Short-term - security bond	[2]	4,446	4,408
Corporate bond [Member]
Schedule of Available-for-sale Securities [Line Items]
Short-term - security bond	[2]	$ 705	$ 630

[1]	As of December 31, 2015 the Company held a long-term security bond which is classified as available for sale security and is presented on its fair value. The fair value of the available-for-sale security based on quoted prices in active markets for identical instruments (Level 1 as defined under ASC_820).
[2]	The Company invests in highly-rated marketable securities, and its policy limits the amount of credit exposure to any one issuer. The Company’s investment policy requires investments to be investment grade, rated single-A or better, with the objective of minimizing the potential risk of principal loss. Fair values were determined for each individual security in the investment portfolio based on quoted prices in active markets.